Calculation of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Calculation of Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2016	2015	2014
	(Amounts, except earnings per share, in thousands)

Net income	$5,156	$3,058	$4,216

Weighted-average common shares outstanding	4,801	4,240	4,193

Basic earnings per share	$1.07	$0.72	$1.01

Weighted-average common shares outstanding	4,801	4,240	4,193

Common stock equivalents due to effect of stock options	1	1	-

Total weighted-average common shares and equivalents	$4,802	$4,241	$4,193

Diluted earnings per share	$1.07	$0.72	$1.01

Anti-dilutive stock options outstanding	401	103	100